CUSTOMER AND SUPPLIER CONCENTRATION (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) item customer	Sep. 30, 2020 USD ($) customer	Sep. 30, 2019
Concentration Risk [Line Items]
Accounts receivable	$ 27,124,959	$ 31,393,289
Number of significant vendors | item	4
Customer one
Concentration Risk [Line Items]
Number of customers who accounted for more than 10% of total accounts receivable | customer		1
Accounts Receivables
Concentration Risk [Line Items]
Number of customers who accounted for more than 10% of total accounts receivable | customer	2
Accounts Receivables | Customer one
Concentration Risk [Line Items]
Accounts receivable	$ 3,198,069	$ 3,697,779
Accounts Receivables | Customer Two [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 5,513,922
Customer Concentration Risk | Accounts Receivables | Customer one
Concentration Risk [Line Items]
Concentration risk, percentage	11.79%
Customer Concentration Risk | Accounts Receivables | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.56%	11.78%
Customer Concentration Risk | Maximum | Accounts Receivables
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Customer Concentration Risk | Maximum | Accounts Receivables | Customer one
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk | Maximum | Accounts Receivables | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Supplier Concentration Risk | Accounts Payable | Supplier One
Concentration Risk [Line Items]
Concentration risk, percentage	14.56%	70.10%
Accounts payable	$ 10
Supplier Concentration Risk | Accounts Payable | Supplier Two
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Accounts payable	$ 10
Supplier Concentration Risk | Trade Payable
Concentration Risk [Line Items]
Accounts payable		$ 7,008,387
Supplier Concentration Risk | Trade Payable | Supplier One
Concentration Risk [Line Items]
Concentration risk, percentage			67.70%
Accounts payable	314,353
Supplier Concentration Risk | Trade Payable | Supplier Two
Concentration Risk [Line Items]
Accounts payable	$ 259,160
Credit concentration | Accounts Payable | Supplier One
Concentration Risk [Line Items]
Concentration risk, percentage	34.69%
Credit concentration | Accounts Payable | Supplier Two
Concentration Risk [Line Items]
Concentration risk, percentage	27.32%
Credit concentration | Accounts Payable | Supplier Three
Concentration Risk [Line Items]
Concentration risk, percentage	10.51%